Consolidated Statement of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net loss	$ 12,299	$ 16,953	$ 10,622
Other comprehensive loss (income):
Net unrealized loss (gain) on available for sale securities	(78)	(121)	210
Comprehensive loss	$ 12,221	$ 16,832	$ 10,832